FINANCIAL RISK MANAGEMENT - Credit risk (Details)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 AUD ($)
Credit risk
Accrued net trade receivables		$ 10,503		$ 200,837
Trade and other receivables	$ 7,114	301,383	$ 153,829	426,272
Credit risk
Credit risk
Accrued net trade receivables		10,503		200,837
Trade and other receivables		301,383		426,272
Current (less than 30 days) | Credit risk
Credit risk
Trade and other receivables		294,454		$ 426,272
31 days to 60 days | Credit risk
Credit risk
Trade and other receivables		3,142
61 days to 90 days (note) | Credit risk
Credit risk
Trade and other receivables		783
Greater than 90 days (note) | Credit risk
Credit risk
Trade and other receivables		$ 3,004